UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment {X}; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199

Form 13F File Number: 028-04428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

       William Corson               Boston, MA                  October 22, 2012
       --------------               ----------                  ----------------
       [Signature]                  [City, State]               [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       93

Form 13F Information Table Value Total:                  US $520,641 (thousands)


List of Other Included Managers:  NONE

                                 Title
                                  of     CUSIP       Value    Shares or   SH/  Put/  Investment   Other      VOTING AUTHORITY
Name of Issuer                   Class   Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE    SHARED   NONE
AFLAC CORP                        COM    001055102   13,688   189,617     SH         SOLE                 13,688
AT & T CORP                       COM    001957109      361    20,901     SH         SOLE                    361
ABBOTT LABORATORIES               COM    002824100   10,240   211,412     SH         SOLE                 10,240
AIR PRODUCTS & CHEMICALS          COM    009158106    3,731    91,000     SH         SOLE                  3,731
ALLTEL CORP                       COM    020039103   11,427   183,016     SH         SOLE                 11,427
AMERICA ONLINE INC                COM    02364J104    1,326    38,115     SH         SOLE                  1,326
AMERICAN GENERAL CORP             COM    026351106    5,334    65,450     SH         SOLE                  5,334
AMERICAN HOME PRODS CORP          COM    026609107   12,530   197,164     SH         SOLE                 12,530
AMERICAN INTL GROUP               COM    026874107   13,216   134,084     SH         SOLE                 13,216
ANHEUSER BUSCH                    COM    035229103    1,844    40,532     SH         SOLE                  1,844
AUTOMATIC DATA PROCESSING INC.    COM    053015103   11,430   180,528     SH         SOLE                 11,430
AVERY DENNISON CORP               COM    053611109    2,017    36,750     SH         SOLE                  2,017
BP AMOCO PLC                      ADR    055622104      247     5,151     SH         SOLE                    247
BANK AMER CORP                    COM    060505104    1,931    42,084     SH         SOLE                  1,931
BANK OF NEW YORK                  COM    064057102      497     9,000     SH         SOLE                    497
BARD C R INC                      COM    067383109    2,328    50,000     SH         SOLE                  2,328
BAXTER INTERNATIONAL, INC.        COM    071813109   18,040   204,274     SH         SOLE                 18,040
BELLSOUTH CORP                    COM    079860102      858    20,966     SH         SOLE                    858
BEMIS CO                          COM    081437105      534    15,900     SH         SOLE                    534
BRISTOL-MYERS SQUIBB CO           COM    110122108    3,854    52,126     SH         SOLE                  3,854
CVS CORP                          COM    126650100      413     6,890     SH         SOLE                    413
CENTURYTEL INC                    COM    156700106   11,220   313,852     SH         SOLE                 11,220
CHEVRON CORP                      COM    166751107   14,123   167,264     SH         SOLE                 14,123
CISCO SYSTEMS, INC.               COM    17275R102    2,338    61,113     SH         SOLE                  2,338
CITIGROUP                         COM    172967101   16,542   323,949     SH         SOLE                 16,542
COCA-COLA CO                      COM    191216100    9,006   147,796     SH         SOLE                  9,006
COLGATE PALMOLIVE                 COM    194162103    3,428    53,100     SH         SOLE                  3,428
COMPAQ COMPUTER                   COM    204493100    1,199    79,678     SH         SOLE                  1,199
CONOCO INC - CL A                 COM    208251306      459    16,050     SH         SOLE                    459
CONOCO INC - CL B                 COM    208251405      575    19,871     SH         SOLE                    575
DOLLAR GENERAL CORP               COM    256669102      199    10,538     SH         SOLE                    199
DOVER CORP                        COM    260003108   10,419   256,854     SH         SOLE                 10,419
E I DUPONT DE NEMOURS & CO INC    COM    263534109      634    13,130     SH         SOLE                    634
EMC CORP                          COM    268648102    2,705    40,670     SH         SOLE                  2,705
ECOLAB INC                        COM    278865100    1,669    38,650     SH         SOLE                  1,669
ELECTRONIC DATA SYSTEMS CORP      COM    285661104      309     5,359     SH         SOLE                    309
EMERSON ELECTRIC                  COM    291011104   12,284   155,866     SH         SOLE                 12,284
EXXON MOBIL CORPORATION           COM    30231G102   17,009   195,647     SH         SOLE                 17,009
FAMILY DOLLAR STORES INC          COM    307000109    1,066    49,710     SH         SOLE                  1,066
FHLMC                             COM    313400301    3,881    56,345     SH         SOLE                  3,881
FNMA                              COM    313586109   20,475   236,027     SH         SOLE                 20,475
FIRST UNION CORP                  COM    337358105    1,245    44,769     SH         SOLE                  1,245
FIRSTAR CORPORATION               COM    33763V109      581    25,000     SH         SOLE                    581
FLEET BOSTON FINANCIAL            COM    339030108    2,889    76,914     SH         SOLE                  2,889
GANNETT CO INC                    COM    364730101    5,364    85,060     SH         SOLE                  5,364
GENERAL ELECTRIC                  COM    369604103   17,169   358,156     SH         SOLE                 17,169
HEWLETT-PACKARD INC               COM    428236103    2,882    91,315     SH         SOLE                  2,882
HOME DEPOT                        COM    437076102    8,112   177,544     SH         SOLE                  8,112
HOUSEHOLD INTL INC                COM    441815107    4,128    75,047     SH         SOLE                  4,128
ILLINOIS TOOL WORKS INC           COM    452308109    5,658    94,996     SH         SOLE                  5,658
INTEL CORP                        COM    458140100    5,353   178,059     SH         SOLE                  5,353
INTERNATIONAL BUSINESS MACHINE    COM    459200101    5,847    68,790     SH         SOLE                  5,847
INTERPUBLIC GROUP INC             COM    460690100   14,464   339,819     SH         SOLE                 14,464
JOHNSON & JOHNSON                 COM    478160104   16,649   158,464     SH         SOLE                 16,649
KIMBERLY-CLARK CORP               COM    494368103   15,304   216,499     SH         SOLE                 15,304
LEGGETT & PLATT INC               COM    524660107    1,059    55,895     SH         SOLE                  1,059
LOWES COS INC.                    COM    548661107    7,190   161,565     SH         SOLE                  7,190
LUCENT TECHNOLOGIES               COM    549463107    1,513   112,094     SH         SOLE                  1,513
MCDONALDS CORP                    COM    580135101      768    22,580     SH         SOLE                    768
MCGRAW-HILL INC                   COM    580645109   12,020   205,037     SH         SOLE                 12,020
MEDTRONIC INC                     COM    585055106   12,579   208,351     SH         SOLE                 12,579
MERCK & CO INC                    COM    589331107    4,375    46,730     SH         SOLE                  4,375
MICROSOFT CORP                    COM    594918104      808    18,639     SH         SOLE                    808
MINNESOTA MINING & MFG            COM    604059105   13,116   108,847     SH         SOLE                 13,116
MOLEX INC                         COM    608554101      948    26,699     SH         SOLE                    948
NOKIA CORP  "A"  ADR              ADR    654902204    2,263    52,029     SH         SOLE                  2,263
NORTEL NETWORKS CORP              COM    656568102    1,162    36,235     SH         SOLE                  1,162
PNC BANK CORP.                    COM    693475105    1,082    14,807     SH         SOLE                  1,082
PENTAIR INC                       COM    709631105    2,970   122,775     SH         SOLE                  2,970
PEPSICO INC.                      COM    713448108   17,075   344,511     SH         SOLE                 17,075
PFIZER INC.                       COM    717081103    1,431    31,107     SH         SOLE                  1,431
PHILIP MORRIS COMP COS INC        COM    718154107    4,850   110,225     SH         SOLE                  4,850
PITNEY BOWES INC                  COM    724479100    2,234    67,453     SH         SOLE                  2,234
PROCTER & GAMBLE CO               COM    742718109      815    10,386     SH         SOLE                    815
QUESTAR CORP                      COM    748356102    2,096    69,725     SH         SOLE                  2,096
ROYAL DUTCH PETE CO               ADR    780257804    8,165   134,827     SH         SOLE                  8,165
SBC COMMUNICATIONS                COM    78387G103   13,049   273,276     SH         SOLE                 13,049
SCHERING-PLOUGH CORP              COM    806605101      351     6,184     SH         SOLE                    351
SCHLUMBERGER LTD                  COM    806857108      248     3,100     SH         SOLE                    248
STATE STREET CORP                 COM    857477103    5,498    44,261     SH         SOLE                  5,498
SUN MICROSYSTEMS INC              COM    866810104    1,450    52,017     SH         SOLE                  1,450
SYSCO CORP                        COM    871829107   18,351   611,694     SH         SOLE                 18,351
TARGET CORP.                      COM    87612E106    8,996   278,935     SH         SOLE                  8,996
TEXAS INSTRUMENTS                 COM    882508104    1,765    37,260     SH         SOLE                  1,765
TYCO INTL LTD NEW COM             COM    902124106      319     5,742     SH         SOLE                    319
UNITED TECHNOLOGIES               COM    913017109    1,483    18,866     SH         SOLE                  1,483
VERIZON COMMUNICATIONS            COM    92343V104    1,172    23,375     SH         SOLE                  1,172
WAL-MART STORES INC               COM    931142103    2,263    42,592     SH         SOLE                  2,263
WALGREEN CO                       COM    931422109      222     5,300     SH         SOLE                    222
WELLS FARGO & CO                  COM    949746101   14,526   260,843     SH         SOLE                 14,526
JOHN WILEY & SONS                 COM    968223206      344    16,000     SH         SOLE                    344
WILMINGTON TRUST CORP             COM    971807102      351     5,660     SH         SOLE                    351
WORLDCOM INC.                     COM    98157D106      703    49,994     SH         SOLE                    703